Fair Value Measurements (Assets and Liabilities Not Measured at Fair Value ) (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurement [Domain]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets and liabilities	$ 16,775	$ 16,487
Fair Value Measurement [Domain] | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets and liabilities	0	0
Fair Value Measurement [Domain] | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets and liabilities	16,308	16,020
Fair Value Measurement [Domain] | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets and liabilities	467	467
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financial assets and liabilities	14,658	13,721
Financial assets and liabilities	$ 16,775	$ 16,487